Interests in Other Entities - Financial Information of Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures and associates	$ 1,594	$ 1,652
Our share of:
Net income (loss)	(5)	122
Other comprehensive income (loss)	(109)	(14)
Total comprehensive income (loss)	$ (114)	$ 108